UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA New York Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
New York - 99.4%     $  12,000   ABN AMRO MuniTops Certificates Trust, New York City, New York, City Municipal
                                 Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds,
                                 VRDN, Series 2004-46, 3.77% due 12/15/2012 (f)(k)(n)                                 $    12,000

                         6,165   ABN AMRO MuniTops Certificates Trust, New York, GO, VRDN, Series 2006-32,
                                 3.77% due 4/01/2014 (g)(k)(m)(n)                                                           6,165

                        23,340   ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds, VRDN,
                                 Series 2002-10, 3.77% due 11/15/2010 (f)(k)(n)                                            23,340

                        12,930   ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds, VRDN,
                                 Series 2004-24, 3.77% due 7/01/2012 (g)(k)(n)                                             12,930

                         9,000   Albany, New York, City School District, GO, Refunding, BAN, 4.25% due 6/27/2008            9,046

                        12,300   Albany, New York, City School District, GO, Refunding, BAN, 4% due 7/18/2008              12,333

                        11,375   Albany, New York, GO, BAN, 4% due 7/11/2008                                               11,406

                         2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                                 3.80% due 12/29/2010 (k)                                                                   2,500

                         5,700   Amherst, New York, IDA, Civic Facility Revenue Bonds (Daemen College Project),
                                 VRDN, Series B, 3.79% due 10/01/2036 (i)(k)                                                5,700

                         7,634   Aurora, New York, GO, BAN, 4% due 7/25/2007                                                7,634

                         7,900   Averill Park, New York, Central School District, GO, RAN, 3.80% due 7/26/2007              7,901

                         6,135   Bank of America AUSTIN Trust, New York State Dormitory Authority Revenue Bonds,
                                 VRDN, Series 2007-159, 3.77% due 3/15/2031 (k)(n)                                          6,135

                        23,000   Bank of America MACON Trust, Seneca County, New York, IDA, Solid Waste Disposal
                                 Revenue Bonds, VRDN, AMT, Series W, 3.83% due 10/01/2035 (k)(n)                           23,000

                        11,965   Batavia, New York, City School District, GO, BAN, 4.25% due 11/02/2007                    11,989

                         4,100   Binghamton, New York, Sewer Improvement, GO, BAN, 3.75% due 3/28/2008                      4,100

                         8,000   Canandaigua, New York, City School District, GO, BAN, 4.50% due 7/05/2007                  8,001

                         8,300   Canandaigua, New York, City School District, GO, BAN, 4% due 10/18/2007                    8,311

                         1,930   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                                 Corporation), VRDN, AMT, Series A, 3.87% due 9/01/2021 (k)                                 1,930



Portfolio Abbreviations


To simplify the listings of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
MSTR       Municipal Securities Trust Receipts
PILOT      Payment in Lieu of Taxes
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
New York            $    4,100   Clinton County, New York, IDA, Civic Facility Revenue Bonds (Champlain
(concluded)                      Valley Physicians), VRDN, Series A, 3.76% due 7/01/2042 (i)(k)                       $     4,100

                         6,200   Corning, New York, City School District, GO, BAN, 4% due 6/27/2008                         6,214

                         2,800   Corning, New York, City School District, GO, RAN, 4% due 11/14/2007                        2,803

                         3,365   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
                                 School Corporation), VRDN, 3.69% due 10/01/2032 (k)                                        3,365

                        12,400   Eagle Tax-Exempt Trust, Hudson Yards Infrastructure Corporation, New York,
                                 Revenue Bonds, VRDN, Series 2007-0030, Class A, 3.78% due 2/15/2047 (c)(k)(n)             12,400

                         5,000   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                 Bonds, VRDN, Series 2003-0051, Class A, 3.79% due 11/15/2032 (c)(k)(n)                     5,000

                        11,780   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                 Bonds, VRDN, Series 2006-0015, Class A, 3.79% due 11/15/2035 (g)(k)(n)                    11,780

                         7,730   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                 Refunding Bonds, VRDN, Series 2002-6003, Class A, 3.79% due 11/15/2032 (f)(k)(n)           7,730

                         5,095   Eagle Tax-Exempt Trust, New York City, New York, City IDA, Revenue Bonds, VRDN,
                                 Series 2006-0112, Class A, 3.79% due 3/01/2046 (c)(k)(n)                                   5,095

                        14,235   Eagle Tax-Exempt Trust, New York State Thruway Authority, Revenue Refunding Bonds,
                                 GO, VRDN, Series 2006-0061, Class A, 3.77% due 1/01/2032 (f)(k)(n)                        14,235

                         6,900   Eagle Tax-Exempt Trust, New York State Thruway Authority, Revenue Refunding Bonds,
                                 GO, VRDN, Series 2006-0063, Class A, 3.79% due 1/01/2030 (f)(k)(n)                         6,900

                        10,145   Eagle Tax-Exempt Trust, New York, VRDN, Series 2001-323, 3.79% due 4/01/2015 (k)(n)       10,145

                        24,500   Eagle Tax-Exempt Trust, New York, VRDN, Series 98-3201, 3.78% due 4/01/2017 (g)(k)(n)     24,500

                         6,930   Eagle Tax-Exempt Trust, Port Authority of New York and New Jersey, Revenue Refunding
                                 Bonds, VRDN, Series 2006-0045, Class A, 3.82% due 5/01/2034 (g)(k)(n)                      6,930

                         6,000   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, New York, Revenue
                                 Bonds, VRDN, Series 2003-0004, Class A, 3.79% due 11/15/2032 (c)(k)(n)                     6,000

                         6,436   East Fishkill, New York, BAN, 4.50% due 8/07/2007                                          6,441

                         8,200   Eastchester, New York, Union Free School District, GO, TAN, 4% due 6/20/2008               8,223

                         3,000   Eastport-South Manor Central School District, New York, GO, BAN, 4% due 10/05/2007         3,004

                        20,810   Eclipse Funding Trust, Solar Eclipse Certificates, New York Convention Center
                                 Development Corporation, VRDN, Series 2006-0004, 3.60% due 11/15/2027 (a)(k)(n)           20,810

                         3,690   Erie County, New York, IDA, Civic Facility Revenue Bonds (Child and Family Services
                                 of Erie County), VRDN, 3.80% due 6/01/2022 (k)                                             3,690

                         1,285   Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh Commission Inc.
                                 Project), VRDN, 3.80% due 12/01/2015 (k)                                                   1,285

                         8,000   Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC Project), VRDN,
                                 Series B, 3.73% due 11/15/2036 (k)                                                         8,000

                         1,719   Fayetteville-Manlius, New York, Central School District, GO, BAN, 4% due 11/02/2007        1,721

                         1,260   Freeport, New York, GO, BAN, Series A, 4% due 5/09/2008                                    1,263

                         1,755   GS Pool Trust, Riverhead, New York, IDA, M/F Housing Revenue Bonds, FLOATS, VRDN,
                                 AMT, Series 55TP, 3.83% due 12/01/2047 (k)(n)                                              1,755

                         9,875   Glens Falls, New York, City School District, GO, BAN, 4% due 7/11/2008                     9,902

                         4,200   Gorham-Middlesex Central School District, New York, GO, BAN, 4.375% due 8/02/2007          4,202

                         6,821   Gowanda, New York, Central School District, GO, BAN, 4.25% due 8/17/2007                   6,825

                         4,100   Greenport, New York, Union Free School District, GO, TAN, 4% due 6/30/2008                 4,110

                         2,240   Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike), VRDN,
                                 Series A, 3.80% due 4/01/2020 (k)                                                          2,240

                         4,760   Hamburg, New York, GO, BAN, 4.50% due 7/19/2007                                            4,762

                         3,800   Hilton, New York, Central School District, GO, RAN, 4% due 6/19/2008                       3,811

                        11,900   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, FLOATS, VRDN,
                                 Series 1896, 3.78% due 2/15/2047 (c)(k)(n)                                                11,900

                         2,500   Laurens, New York, Central School District, GO, BAN, 4% due 6/26/2008                      2,507

                         5,695   Lewiston, New York, GO, Refunding, BAN, 4% due 8/23/2007                                   5,698

                         5,300   Lindenhurst, New York, Union Free School District, School Construction, GO, BAN,
                                 Series B, 4% due 7/10/2008                                                                 5,314

                         2,376   Liverpool, New York, Central School District, GO, Refunding, BAN, 4.50% due 7/06/2007      2,376

                        29,805   Long Island Power Authority, New York, Electric System Revenue Bonds, FLOATS, VRDN,
                                 Series 822-D, 3.78% due 9/01/2029 (b)(k)(n)                                               29,805

                         4,000   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                 Series E, 3.67% due 12/01/2029 (f)(k)                                                      4,000

                        11,200   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                 Series H, 3.69% due 12/01/2029 (f)(k)                                                     11,200

                         1,100   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                 Sub-Series 7-B, 3.69% due 4/01/2025 (g)(k)                                                 1,100

                        22,375   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 339, 3.78% due 12/01/2026 (g)(k)(n)                                  22,375

                         8,200   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 VRDN, Series A, 5.125% due 6/01/2008 (f)(h)(k)                                             8,389

                        30,000   Metropolitan Transportation Authority, New York, CP, 3.65% due 7/10/2007                  30,000

                        15,800   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, VRDN, Series B, 3.70% due 11/01/2022 (f)(k)                              15,800

                        45,555   Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-1, 3.72%
                                 due 11/01/2034 (b)(k)                                                                     45,555

                        51,005   Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-3, 3.72%
                                 due 11/01/2034 (j)(k)                                                                     51,005

                        24,803   Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
                                 Series 823D, 3.78% due 11/15/2023 (f)(k)(n)                                               24,803

                        19,926   Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
                                 Series 848-D, 3.78% due 11/15/2021 (c)(k)(n)                                              19,926

                         9,705   Metropolitan Transportation Authority, New York, Revenue Bonds, MERLOTS, VRDN,
                                 Series A12, 3.79% due 11/15/2022 (f)(k)(n)                                                 9,705

                         7,935   Metropolitan Transportation Authority, New York, Revenue Bonds, PUTTERS, VRDN,
                                 Series 816, 3.77% due 5/15/2013 (a)(k)(n)                                                  7,935

                         6,755   Metropolitan Transportation Authority, New York, Revenue Bonds, ROCS, VRDN,
                                 Series II-R-594PB, 3.80% due 11/15/2033 (a)(k)(n)                                          6,755

                         6,600   Metropolitan Transportation Authority, New York, Revenue Bonds, VRDN,
                                 Sub-Series E-1, 3.72% due 11/01/2035 (k)                                                   6,600

                         2,595   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 1448, 3.86% due 11/15/2031 (k)(n)                                     2,595

                        10,390   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, ROCS,
                                 VRDN, Series II-R-557, 3.78% due 11/15/2022 (c)(k)(n)                                     10,390

                           800   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN,
                                 Series D-1, 3.72% due 11/01/2029 (f)(k)                                                      800

                        27,865   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN,
                                 Series D-2, 3.72% due 11/01/2032 (f)(k)                                                   27,865

                         4,396   Milo, New York, Sewer System Improvements, GO, BAN, 3.75% due 11/21/2007                   4,396

                        10,000   Monroe County, New York, GO, BAN, 4.75% due 7/18/2007                                     10,004

                         1,635   Monroe County, New York, IDA, Civic Facility Revenue Refunding Bonds (Al Sigl
                                 Center for Rehabilitation Agencies, Inc. Project), VRDN, 3.82% due 12/01/2034 (k)          1,635

                         3,800   Mount Vernon, New York, City School District, GO, RAN, 4% due 8/22/2007                    3,802

                         8,465   Municipal Securities Trust Certificates, New York State Dormitory Authority, VRDN,
                                 Series 7020, Class A, 3.78% due 6/15/2035 (d)(k)(m)(n)                                     8,465

                        13,250   Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project),
                                 VRDN, AMT, 3.73% due 9/01/2034 (k)                                                        13,250

                         2,700   New Rochelle, New York, City School District, GO, BAN, 4% due 4/25/2008                    2,707

                        10,900   New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                                 Bonds (Parkview II Apartments Project), VRDN, AMT, Series A, 3.72% due 12/01/2037 (k)     10,900

                        16,000   New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                                 Bonds (Spring Creek Housing LP), VRDN, AMT, Series A, 3.73% due 12/01/2039 (k)            16,000

                        19,510   New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                                 Refunding Bonds (The Crest Project), VRDN, Series A, 3.68% due 12/01/2036 (k)             19,510

                        14,065   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Armory Place LLC), VRDN, AMT, Series A, 3.71% due 3/15/2033 (e)(k)         14,065

                        23,800   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Brittany Development), VRDN, AMT, Series A, 3.71% due 6/15/2029 (e)(k)     23,800

                        26,550   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Carnegie Park), VRDN, Series A, 3.69% due 11/15/2019 (e)(k)                26,550

                        35,400   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Clinton 54 LLC), VRDN, AMT, Series A, 3.71% due 8/15/2032 (e)(k)           35,400

                        12,765   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Lyric Development), VRDN, AMT, Series A, 3.72% due 11/15/2031 (e)(k)       12,765

                        11,620   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Monterey), VRDN, Series A, 3.69% due 11/15/2019 (e)(k)                     11,620

                        13,700   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (One Columbus Place Development), VRDN, AMT, Series A, 3.71%
                                 due 11/15/2028 (e)(k)                                                                     13,700

                        31,900   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Tribeca Towers), VRDN, AMT, Series A, 3.74% due 11/15/2019 (e)(k)          31,900

                        18,600   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West 43rd Street Development), VRDN, AMT, Series A, 3.71%
                                 due 4/15/2029 (e)(k)                                                                      18,600

                        35,400   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West 89th Street Development), VRDN, AMT, Series A, 3.74%
                                 due 11/15/2029 (k)                                                                        35,400

                        32,000   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West End Towers), VRDN, AMT, Series A, 3.72% due 5/15/2034 (e)(k)          32,000

                         3,110   New York City, New York, City IDA, Civic Facility Revenue Bonds (Allen-Stevenson
                                 School Project), VRDN, 3.77% due 12/01/2034 (k)                                            3,110

                         2,240   New York City, New York, City IDA, Civic Facility Revenue Bonds (Federation of French
                                 Alliances in the United States Project), VRDN, 3.82% due 2/01/2035 (k)                     2,240

                         5,590   New York City, New York, City IDA, Civic Facility Revenue Bonds (Heart Share Human
                                 Services), VRDN, Series A, 3.74% due 7/01/2021 (k)                                         5,590

                         1,565   New York City, New York, City IDA, Civic Facility Revenue Bonds (Hewitt School Project),
                                 VRDN, 3.77% due 12/01/2034 (k)                                                             1,565

                         3,000   New York City, New York, City IDA, Civic Facility Revenue Bonds (Spence-Chapin,
                                 Services to Families and Children Project), VRDN, 3.77% due 12/01/2036 (k)                 3,000

                         6,205   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Brooklyn
                                 Heights Montessori School Project), VRDN, 3.74% due 1/01/2027 (k)                          6,205

                        20,000   New York City, New York, City IDA, IDR (Tiago Holdings LLC), VRDN, AMT, 3.77%
                                 due 1/01/2037 (k)                                                                         20,000

                        25,000   New York City, New York, City IDA, Liberty Revenue Bonds (FC Hanson Office
                                 Associates LLC Project), VRDN, 3.72% due 12/01/2039 (k)                                   25,000

                        10,000   New York City, New York, City IDA, Revenue Bonds, FLOATS, VRDN, Series 1510, 3.78%
                                 due 1/01/2039 (a)(k)(n)                                                                   10,000

                         9,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Air Express
                                 International Corporation Project), VRDN, AMT, 3.79% due 7/01/2024 (k)                     9,000

                        20,000   New York City, New York, City Municipal Water Finance Authority, CP, 3.72%
                                 due 7/17/2007                                                                             20,000

                        15,204   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, FLOATS, VRDN, Series 1352, 3.83%
                                 due 6/15/2035 (k)(n)                                                                      15,204

                        15,135   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, PUTTERS, VRDN, Series 622, 3.77%
                                 due 6/15/2012 (a)(k)(n)                                                                   15,135

                         3,460   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, PUTTERS, VRDN, Series 1263, 3.77%
                                 due 6/15/2013 (f)(k)(n)                                                                    3,460

                         5,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, ROCS, VRDN, Series II-R-11073, 3.78%
                                 due 6/15/2035 (k)(n)                                                                       5,000

                        10,160   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, ROCS, VRDN, Series II-R-11074, 3.78%
                                 due 6/15/2035 (k)(n)                                                                      10,160

                        33,900   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series A, 3.87% due 6/15/2025 (c)(k)                33,900

                         7,150   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series CC-2, 3.75% due 6/15/2038 (k)                 7,150

                        26,880   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series F-2, 3.71% due 6/15/2033 (k)                 26,880

                        11,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Sub-Series C-2, 3.67% due 6/15/2018 (k)             11,000

                        33,700   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, VRDN, Series A-1, 3.68% due 11/15/2028 (k)                                 33,700

                        67,615   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, VRDN, Series A-2, 3.72% due 11/15/2027 (k)                                 67,615

                         1,500   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Refunding Bonds, VRDN, Sub-Series C2, 3.78% due 8/01/2031 (k)                      1,500

                         5,595   New York City, New York, City Transitional Finance Authority, GO, PUTTERS, VRDN,
                                 Series 1720, 3.77% due 11/01/2014 (k)(n)                                                   5,595

                         2,040   New York City, New York, City Transitional Finance Authority, New York City Recovery
                                 Revenue Refunding Bonds, VRDN, Series 3, Sub-Series 3E, 3.68% due 11/01/2022 (k)           2,040

                         5,668   New York City, New York, City Transitional Finance Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 362, 3.78% due 11/01/2023 (k)(n)                                              5,667

                        14,765   New York City, New York, City Transitional Finance Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 536, 3.78% due 5/01/2015 (g)(k)(n)                                           14,765

                        12,055   New York City, New York, City Transitional Finance Authority Revenue Bonds (New York
                                 City Recovery), VRDN, Series 1, Sub-Series 1A, 3.75% due 11/01/2022 (k)                   12,055

                        11,375   New York City, New York, City Transitional Finance Authority Revenue Bonds (New York
                                 City Recovery), VRDN, Series 3, Sub-Series 3G, 3.71% due 11/01/2022 (k)                   11,375

                         3,145   New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS,
                                 VRDN, Series II-R-2052, 3.78% due 2/01/2022 (g)(k)(n)                                      3,145

                         3,750   New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS,
                                 VRDN, Series II-R-2054, 3.79% due 2/01/2020 (g)(k)(n)                                      3,750

                         9,500   New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                 Sub-Series 2-D, 3.71% due 11/01/2022 (k)                                                   9,500

                        12,800   New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                 Sub-Series 2-F, 3.78% due 11/01/2022 (k)                                                  12,800

                        13,630   New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 1667, 3.83% due 11/01/2028 (k)(n)                                    13,630

                         6,995   New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 1857, 3.78% due 11/01/2030 (k)(n)                                     6,995

                         9,955   New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds,
                                 ROCS, VRDN, Series II-R-11096, 3.78% due 11/01/2021 (k)(n)                                 9,955

                        31,895   New York City, New York, City Transitional Finance Authority, Special Tax Revenue
                                 Refunding Bonds, VRDN, Series C, 3.71% due 2/01/2032 (k)                                  31,895

                           500   New York City, New York, GO, FLOATS, VRDN, Series 1446, 3.80% due 4/01/2025 (k)(n)           500

                           830   New York City, New York, GO, FLOATS, VRDN, Series 1447, 3.80% due 6/01/2024 (k)(n)           830

                         2,595   New York City, New York, GO, MSTR, VRDN, SGB-36, 3.73% due 6/01/2022 (a)(k)(n)             2,595

                         5,465   New York City, New York, GO, PUTTERS, VRDN, Series 1299, 3.77% due 4/01/2014 (f)(k)(n)     5,465

                         1,990   New York City, New York, GO, PUTTERS, VRDN, Series 1318, 3.77% due 6/01/2013 (a)(k)(n)     1,990

                        11,305   New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 914, 3.77%
                                 due 2/01/2013 (c)(k)(n)                                                                   11,305

                         1,820   New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 1341, 3.77%
                                 due 2/01/2014 (g)(k)(n)                                                                    1,820

                        10,415   New York City, New York, GO, Refunding, VRDN, Series A, 4.50% due 8/01/2007 (k)           10,423

                         1,960   New York City, New York, GO, Refunding, VRDN, Series E-4, 3.73% due 8/01/2022 (k)          1,960

                        13,715   New York City, New York, GO, Refunding, VRDN, Sub-Series C-2, 3.72% due 8/01/2020 (k)     13,715

                        37,000   New York City, New York, GO, Refunding, VRDN, Sub-Series C-4, 3.67% due 8/01/2020 (k)     37,000

                         1,000   New York City, New York, GO, Refunding, VRDN, Sub-Series E-4, 3.88% due 8/01/2021 (k)      1,000

                        30,000   New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.80% due 12/15/2033 (k)(n)    30,000

                         9,000   New York City, New York, GO, ROCS, VRDN, Series II-R-518, 3.78% due 8/01/2022 (g)(k)(n)    9,000

                        10,865   New York City, New York, GO, ROCS, VRDN, Series II-R-4563, 3.78%
                                 due 8/01/2022 (b)(k)(n)                                                                   10,865

                         6,860   New York City, New York, GO, VRDN, Series F-4, 3.72% due 2/15/2020 (k)                     6,860

                         4,200   New York City, New York, GO, VRDN, Series F-5, 3.72% due 2/15/2016 (k)                     4,200

                        11,850   New York City, New York, GO, VRDN, Series J, Sub-Series J-2, 3.77% due 2/15/2016 (k)      11,850

                        19,000   New York City, New York, GO, VRDN, Series J, Sub-Series J-3, 3.77% due 2/15/2016 (k)      19,000

                        17,545   New York City, New York, GO, VRDN, Sub-Series A-3, 3.72% due 8/01/2031 (k)                17,545

                         2,520   New York City, New York, GO, VRDN, Sub-Series A-9, 3.68% due 8/01/2018 (k)                 2,520

                         9,600   New York City, New York, GO, VRDN, Sub-Series B-9, 3.77% due 8/15/2023 (k)                 9,600

                         5,000   New York City, New York, GO, VRDN, Sub-Series C-3, 3.70% due 8/15/2029 (b)(k)              5,000

                        11,000   New York City, New York, GO, VRDN, Sub-Series E-3, 3.70% due 8/01/2034 (k)                11,000

                        29,930   New York City, New York, GO, VRDN, Sub-Series H-6, 3.67% due 3/01/2034 (k)                29,930

                         2,290   New York City, New York, Jay Street Development Corporation, Court Facility, Lease
                                 Revenue Bonds (Jay Street Project), VRDN, Series A-1, 3.69% due 5/01/2022 (k)              2,290

                        14,272   New York State Commander of General Services Revenue Bonds (People of the State of
                                 New York), VRDN, 3.77% due 9/01/2021 (k)                                                  14,272

                        38,285   New York State Dormitory Authority, Mental Health Facilities Improvement Revenue
                                 Refunding Bonds, VRDN, Series F-2B, 3.70% due 2/15/2021 (f)(k)                            38,285

                         2,800   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2E, 3.72% due 2/15/2031 (k)                                                   2,800

                        20,835   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2F, 3.70% due 2/15/2031 (k)                                                  20,835

                        15,000   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2H, 3.72% due 2/15/2031 (k)                                                  15,000

                         6,900   New York State Dormitory Authority Revenue Bonds, FLOATS, VRDN, Series 894, 3.78%
                                 due 7/01/2027 (g)(k)(n)                                                                    6,900

                         8,135   New York State Dormitory Authority Revenue Bonds, MERLOTS, VRDN, Series B30, 3.79%
                                 due 3/15/2027 (c)(k)(n)                                                                    8,135

                         3,750   New York State Dormitory Authority Revenue Bonds (North Shore-Long Island Jewish
                                 Health System), ROCS, VRDN, Series II-R-656CE, 3.78% due 11/01/2034 (k)(n)                 3,750

                        12,805   New York State Dormitory Authority Revenue Bonds (Pratt Institute), VRDN, 3.79%
                                 due 7/01/2034 (i)(k)                                                                      12,805

                         6,120   New York State Dormitory Authority Revenue Bonds, ROCS, VRDN, Series II-R-11041CE,
                                 3.78% due 5/01/2033 (k)(n)                                                                 6,120

                         4,690   New York State Dormitory Authority Revenue Bonds (Teresian Housing Corporation),
                                 VRDN, 3.72% due 7/01/2033 (k)                                                              4,690

                         5,990   New York State Dormitory Authority, Revenue Refunding Bonds, FLOATS, VRDN, Series 1155,
                                 3.78% due 5/15/2022 (a)(k)(n)                                                              5,990

                         3,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds
                                 (Consolidated Edison Company of New York, Inc. Project), VRDN, AMT, Sub-Series C-3,
                                 3.82% due 11/01/2039 (k)                                                                   3,000

                        31,900   New York State, HFA, Housing Revenue Bonds (100 Maiden Lane Project), VRDN, Series A,
                                 3.72% due 11/01/2037 (k)                                                                  31,900

                        12,150   New York State, HFA, Housing Revenue Bonds (363 West 30th Street), VRDN, AMT,
                                 Series A, 3.71% due 11/01/2032 (k)(l)                                                     12,150

                         3,400   New York State, HFA, Housing Revenue Bonds (West 33rd Street Housing), VRDN, AMT,
                                 Series A, 3.71% due 11/15/2036 (e)(k)                                                      3,400

                         9,850   New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT, Series A,
                                 3.73% due 11/01/2034 (k)                                                                   9,850

                        33,700   New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT, Series A,
                                 3.75% due 11/01/2034 (k)                                                                  33,700

                         4,825   New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 3.78%
                                 due 11/01/2028 (a)(k)                                                                      4,825

                         5,000   New York State, HFA, M/F Revenue Bonds (750 6th Ave), VRDN, Series A, 3.80%
                                 due 5/15/2031 (e)(k)                                                                       5,000

                         5,600   New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A,
                                 3.74% due 5/15/2036 (e)(k)                                                                 5,600

                        20,465   New York State, HFA, Revenue Bonds (360 West 43rd Street), VRDN, AMT, Series A,
                                 3.78% due 11/15/2033 (e)(k)                                                               20,465

                        28,600   New York State, HFA, Revenue Bonds (1501 Lex Associates LP), VRDN, AMT, Series A,
                                 3.74% due 5/15/2032 (e)(k)                                                                28,600

                        25,000   New York State, HFA, Revenue Bonds (Avalon Bowery Place II), VRDN, AMT, Series A,
                                 3.76% due 11/01/2039 (k)                                                                  25,000

                        37,245   New York State, HFA, Revenue Bonds (Biltmore Tower Project), VRDN, AMT, Series A,
                                 3.80% due 5/15/2034 (e)(k)                                                                37,245

                        23,630   New York State, HFA, Revenue Bonds (Chelsea Apartments), VRDN, AMT, Series A, 3.73%
                                 due 11/15/2036 (e)(k)                                                                     23,630

                        12,000   New York State, HFA, Revenue Bonds (Gethsemane Apartments), VRDN, AMT, Series A,
                                 3.74% due 5/15/2033 (e)(k)                                                                12,000

                        29,100   New York State, HFA, Revenue Bonds (Saxony Housing), VRDN, AMT, Series A, 3.72%
                                 due 5/15/2030 (k)                                                                         29,100

                        13,000   New York State, HFA, Revenue Bonds (Talleyrand Crescent), VRDN, AMT, 3.72%
                                 due 5/15/2028 (e)(k)                                                                      13,000

                        32,600   New York State, HFA, Revenue Bonds (Tribeca Pointe LLC), VRDN, AMT, Series A,
                                 3.78% due 5/15/2029 (e)(k)                                                                32,600

                        54,400   New York State, HFA, Revenue Bonds (Tribeca), VRDN, AMT, Series A, 3.74%
                                 due 11/15/2029 (e)(k)                                                                     54,400

                        10,800   New York State, HFA, Revenue Bonds (Victory Housing), VRDN, AMT, Series A, 3.78%
                                 due 11/01/2033 (k)(l)                                                                     10,800

                        10,100   New York State, HFA, Revenue Bonds (West 17th Street Housing), VRDN, AMT, Series A,
                                 3.73% due 11/01/2039 (k)                                                                  10,100

                         7,300   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series C,
                                 3.73% due 3/15/2026 (k)                                                                    7,300

                        18,800   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series D,
                                 3.72% due 3/15/2026 (k)                                                                   18,800

                            83   New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
                                 Series B, 3.70% due 4/01/2025 (k)                                                             83

                         1,900   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, VRDN, AMT,
                                 Series 135, 3.71% due 4/01/2037 (k)                                                        1,900

                         1,230   New York State Power Authority, GO, VRDN, 3.65% due 3/01/2016 (k)                          1,230

                         5,000   New York State Power Authority, GO, VRDN, 3.65% due 3/01/2020 (k)                          5,000

                        10,540   New York State Thruway Authority, Highway and Bridge Trust Fund, General Revenue
                                 Bonds, PUTTERS, VRDN, Series 1098, 3.77% due 7/01/2013 (f)(k)(n)                          10,540

                         4,620   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                                 FLOATS, VRDN, Series 64, 3.78% due 4/01/2027 (k)(n)                                        4,620

                        15,371   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 1611, 3.78% due 4/01/2025 (a)(k)(n)                           15,371

                         3,000   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, ROCS, VRDN, Series II-R-458, 3.78% due 4/01/2020 (a)(k)(n)                          3,000

                         7,490   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, ROCS, VRDN, Series II-R-5012, 3.79% due 4/01/2019 (a)(k)(n)                         7,490

                        20,000   New York State Urban Development Corporation Revenue Bonds, FLOATS, VRDN,
                                 Series 1664, 3.78% due 3/15/2027 (k)(n)                                                   20,000

                         4,000   New York State Urban Development Corporation Revenue Bonds, FLOATS, VRDN,
                                 Series SG-164, 3.79% due 3/15/2033 (c)(k)(n)                                               4,000

                         4,765   Newburgh, New York, GO, BAN, Series A, 4% due 9/13/2007                                    4,769

                         1,046   North Syracuse, New York, Central School District, GO, BAN, 4% due 6/19/2008               1,049

                         3,300   Ogdensburg, New York, Enlarged City School District, GO, RAN, 4% due 6/27/2008             3,307

                         3,240   Ogdensburg, New York, GO, BAN, 4% due 8/24/2007                                            3,241

                         4,100   Oneida County, New York, IDA, IDR (Rome Properties LLC Project), VRDN, AMT, 3.87%
                                 due 6/01/2027 (k)                                                                          4,100

                         1,825   Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN,
                                 AMT, 3.73% due 5/01/2022 (k)                                                               1,825

                         3,100   Onondaga County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                 Bonds (Solvay Paperboard Project), VRDN, AMT, 3.82% due 7/01/2023 (k)                      3,100

                         3,400   Ontario County, New York, IDA, Civic Facility Revenue Bonds (Friends of the Finger
                                 Lakes Performing Arts Center, Inc. Project), VRDN, Series A, 3.77% due 12/01/2036 (k)      3,400

                         1,655   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                                 Project), VRDN, Series A, 3.83% due 6/01/2024 (k)                                          1,655

                         2,800   Otsego County, New York, IDA, Civic Facility Revenue Bonds (Templeton Foundation
                                 Project), VRDN, Series A, 3.80% due 6/01/2027 (k)                                          2,800

                        13,096   Port Authority of New York and New Jersey Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series 1748, 3.82% due 10/15/2032 (c)(k)(n)                                               13,096

                         3,990   Port Authority of New York and New Jersey, Revenue Refunding Bonds, MERLOTS, VRDN,
                                 AMT, Series C01, 3.83% due 12/01/2016 (f)(k)(n)                                            3,990

                        15,000   Ramapo, New York, Housing Authority Revenue Bonds (Fountainview at College Road, Inc.
                                 Project), VRDN, 3.78% due 12/01/2029 (k)                                                  15,000

                         2,100   Rockland County, New York, GO, Refunding, BAN, Series C, 3.875% due 10/04/2007             2,101

                         6,750   Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                 Project), VRDN, Series A, 3.77% due 7/01/2035 (k)                                          6,750

                         3,015   Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                 Project), VRDN, Series B, 3.77% due 7/01/2035 (k)                                          3,015

                         9,485   Rockland County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dominican
                                 College Project), VRDN, Series A, 3.77% due 5/01/2034 (k)                                  9,485

                         8,200   Rome, New York, City School District, GO, RAN, 4% due 6/20/2008                            8,215

                         7,000   Schenectady, New York, City School District, GO, RAN, 4.50% due 7/31/2007                  7,004

                        10,435   Shenendehowa Central School District of Clifton Park, New York, GO, Refunding,
                                 BAN, 3.85% due 6/27/2008                                                                  10,437

                         2,500   South Glens Falls, New York, Central School District, GO, RAN, 4% due 7/03/2008            2,507

                         6,750   Syracuse, New York, IDA, PILOT Revenue Bonds, FLOATS, VRDN, AMT, Series 1631,
                                 3.82% due 1/01/2036 (j)(k)(n)                                                              6,750

                         7,365   Tobacco Settlement Financing Corporation of New York Revenue Bonds, PUTTERS, VRDN,
                                 Series 648, 3.77% due 6/01/2011 (a)(k)(n)                                                  7,365

                         2,885   Tobacco Settlement Financing Corporation of New York Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2034, 3.79% due 6/01/2020 (a)(k)(n)                                            2,885

                         1,600   Tobacco Settlement Financing Corporation of New York Revenue Bonds, VRDN,
                                 Series B-1, 5% due 6/01/2008 (k)                                                           1,617

                         3,300   Tonawanda, New York, City School District, GO, RAN, 4% due 10/24/2007                      3,303

                         3,900   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                 Refunding Bonds, VRDN, Series B, 3.69% due 1/01/2032 (a)(k)                                3,900

                        25,000   Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding
                                 Bonds, VRDN, Series F, 3.77% due 11/01/2032 (k)                                           25,000

                        31,580   Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding
                                 Bonds, VRDN, Sub-Series B-2, 3.77% due 1/01/2032 (k)                                      31,580

                        31,000   Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding
                                 Bonds, VRDN, Sub-Series B-3, 3.72% due 1/01/2032 (k)                                      31,000

                         8,950   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, FLOATS, VRDN,
                                 Series 1878, 3.78% due 11/15/2037 (k)(n)                                                   8,950

                         7,055   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, PUTTERS, VRDN,
                                 Series 342, 3.77% due 11/15/2020 (a)(k)(n)                                                 7,055

                         2,030   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2013, 3.78% due 11/15/2021 (a)(k)(n)                                           2,030

                         9,885   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 MERLOTS, VRDN, Series B03, 3.79% due 11/15/2020 (g)(k)(n)                                  9,885

                        14,365   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 MERLOTS, VRDN, Series B13, 3.79% due 11/15/2021 (g)(k)(n)                                 14,365

                        10,000   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds
                                 (MTA Bridges and Tunnels), VRDN, Series AB, 3.75% due 1/01/2019 (f)(k)                    10,000

                        14,020   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 PUTTERS, VRDN, Series 304, 3.77% due 11/15/2018 (g)(k)(n)                                 14,020

                         5,295   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 ROCS, VRDN, Series II-R-1032, 3.78% due 11/15/2021 (g)(k)(n)                               5,295

                         5,600   Tsasc, Inc., New York, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-519CE,
                                 3.79% due 6/01/2042 (k)(n)                                                                 5,600

                         3,500   Ulster County, New York, GO, BAN, 4% due 11/21/2007                                        3,506

                         2,500   Union Endicott, New York, Central School District, GO, BAN, Series B, 4.50%
                                 due 7/18/2007                                                                              2,501

                         3,300   Vestal, New York, GO, Refunding, BAN, 4% due 5/23/2008                                     3,311

                         1,591   Victor, New York, Central School District, GO, Refunding, BAN, 4% due 10/05/2007           1,593

                        10,000   Watertown, New York, Enlarged City School District, GO, BAN, 4.50% due 7/13/2007          10,002

                        13,962   Watertown, New York, Enlarged City School District, GO, Refunding, BAN, 4%
                                 due 6/26/2008                                                                             13,997

                         2,155   Watertown, New York, GO, BAN, 4.25% due 2/27/2008                                          2,163

                         4,300   Westchester County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                 (Northern Westchester Hospital), VRDN, 3.76% due 11/01/2024 (k)                            4,300

                         3,550   Williamson, New York, Central School District, GO, BAN, 4.50% due 7/13/2007                3,551

                         1,500   Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN, Series A01, 3.84%
                                 due 7/01/2042 (k)(n)                                                                       1,500


Puerto Rico - 1.0%       8,845   Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                 Class A, 3.73% due 1/25/2016 (g)(k)(n)                                                     8,845

                         4,550   Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN, Series 805,
                                 3.75% due 8/01/2027 (f)(k)(n)                                                              4,550

                        12,682   Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 3.75% due 7/01/2017 (b)(k)(n)                                                12,681

                         3,397   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 919,
                                 3.75% due 8/01/2026 (b)(k)(n)                                                              3,397

                                 Total Investments (Cost - $2,864,997*) - 100.4%                                        2,864,997
                                 Liabilities in Excess of Other Assets - (0.4%)                                          (11,847)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 2,853,150
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Prerefunded.

(i) Radian Insured.

(j) XL Capital Insured.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) FHLMC Collateralized.

(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(n) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007